Property, Equipment and Software, Net - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 141,665		¥ 82,462
Less: accumulated depreciation	(61,350)		(42,289)
Net book value	80,315	$ 12,603	40,173
Servers and computers [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	84,425		68,895
Furniture, fixtures and office equipment [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	14,053		4,419
Leasehold improvements [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	38,120		6,723
Software and others [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 5,067		¥ 2,425